Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory
Total inventory	$ 3,304	$ 3,696
Lubricating oil
Inventory
Total inventory	$ 3,304	2,995
Bunkers
Inventory
Total inventory		$ 701